UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

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FORM ABS-15G
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Asset-Backed Securitizer

Report Pursuant to Section 15G of

The Securities Exchange Act of 1934

Check the appropriate box to indicate the filing obligation to which this form is intended to satisfy:

☒    Rule 15Ga-1 under the Exchange Act (17 CFR 240.15Ga-1) for the reporting period:

January 1, 2016 to March 31, 2016

Date of Report (Date of earliest event reported):

May 18, 2016

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Lendmark Financial Funding II, LLC1

(Exact name of securitizer as specified in its charter)

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0001674880
(Commission File Number of securitizer)	(Central Index Key Number of securitizer)

Robert R. Dennison, II, Secretary, (678) 625-6525

Name and telephone number, including area code,
of the person to contact in connection with this filing

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Indicate by check mark whether the securitizer has no activity to report for the initial period pursuant to Rule 15Ga-1(c)(1) ☐

Indicate by check mark whether the securitizer has no activity to report for the quarterly period pursuant to Rule 15Ga-1(c)(2)(i) -- ☒

Indicate by check mark whether the securitizer has no activity to report for the annual period pursuant to Rule 15Ga-1(c)(2)(ii) ☐

[1]	Lendmark Financial Funding II, LLC, as securitizer, is filing this Form ABS-15G in respect of all asset-backed securities outstanding during the reporting period for the following affiliated issuers: (i) Lendmark Funding Trust 2016-B and (ii) Lendmark Funding Trust 2016-C.

SIGNATURE

Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entity has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.

LENDMARK FINANCIAL FUNDING II, LLC

(Securitizer)

By: /s/ Robert R. Dennison, II

Name: Robert R. Dennison, II

Title:   Secretary

Date: May 18, 2016